Prospectus Supplement

John Hancock Funds II (the Trust)

John Hancock Preservation Blend Portfolios (the Portfolios)

Supplement dated June 29, 2023 to the current Prospectus of each of the Portfolios, as may be supplemented (the Prospectus)

At its meeting held on June 27-29, 2023, the Trust’s Board of Trustees (the Board) approved the closing and liquidation of the Portfolios pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the Portfolios is not in the best interests of the Portfolios or their shareholders as a result of factors or events, including a large anticipated redemption from the Portfolios, adversely affecting the Portfolios’ ability to conduct their business and operations in an economically viable manner. The Portfolios will generally not accept orders to purchase shares of the Portfolios beginning on or about July 28, 2023, except at the Portfolios’ sole discretion; however, discretionary fee based advisory programs and/or certain retirement accounts that include the Portfolios as an investment option as of that date, may continue to make shares of the Portfolios available to new and existing accounts. As of the close of business on or about August 25, 2023 (the Liquidation Date), it is expected that there will not be any shareholders in the Portfolios, however, to the extent shareholders remain in the Portfolios, the Portfolios will distribute pro rata all of their assets to any remaining shareholders, all outstanding shares will be redeemed and cancelled, and the Portfolios will be liquidated as of the close of business on the Liquidation Date.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with each Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II (the Trust)

John Hancock Preservation Blend Portfolios (the Portfolios)

Supplement dated June 29, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

At its meeting held on June 27-29, 2023, the Trust’s Board of Trustees (the Board) approved the closing and liquidation of the Portfolios pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the Portfolios is not in the best interests of the Portfolios or their shareholders as a result of factors or events, including a large anticipated redemption from the Portfolios, adversely affecting the Portfolios’ ability to conduct their business and operations in an economically viable manner. The Portfolios will generally not accept orders to purchase shares of the Portfolios beginning on or about July 28, 2023, except at the Portfolios’ sole discretion; however, discretionary fee based advisory programs and/or certain retirement accounts that include the Portfolios as an investment option as of that date, may continue to make shares of the Portfolios available to new and existing accounts. As of the close of business on or about August 25, 2023 (the Liquidation Date), it is expected that there will not be any shareholders in the Portfolios, however, to the extent shareholders remain in the Portfolios, the Portfolios will distribute pro rata all of their assets to any remaining shareholders, all outstanding shares will be redeemed and cancelled, and the Portfolios will be liquidated as of the close of business on the Liquidation Date.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.